Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

March 1, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Investments (“Trust”) (File Nos. 033-37459 and 811-06200)

Schwab 1000 Index Fund

Post-Effective Amendment No. 168

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and statement of additional information, dated February 25, 2022, for the above-named fund that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and statement of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Rodney A. DeWalt
Rodney A. DeWalt
Corporate Counsel